CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash dividends (Details)							1 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018 ARS ($)	Apr. 30, 2018 ARS ($)	Mar. 21, 2018 ARS ($)	Feb. 15, 2018 ARS ($)	Jan. 08, 2018 ARS ($)	Mar. 30, 2017 ARS ($) installment	Jun. 30, 2018 ARS ($)	May 31, 2018 ARS ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)	Sep. 30, 2017 ARS ($)	Dec. 31, 2018 ARS ($)		Dec. 31, 2017 ARS ($) installment		Dec. 31, 2016 ARS ($)		Aug. 31, 2017 ARS ($)	May 31, 2017 ARS ($)	Feb. 28, 2017 ARS ($)
Cash dividends
Dividends declared													$ 28,822,000,000	[1]	$ 2,770,000,000	[2]	$ 1,563,000,000	[3]
Payment of cash dividend													34,130,000,000		2,454,000,000		$ 3,005,000,000
Offsetting of dividends receivable with financial debt													5,000,000		12,000,000
Telecom Argentina
Cash dividends
Reserve for future cash dividends payments															$ 9,729,418,019
Number of cash dividend distribution installments | installment															2
Cash dividend paid to equityholders of parent		$ 6,866,418,019		$ 2,863,000,000
Advance cash dividends paid												$ 5,640,728,444
Interim cash dividends paid												$ 4,502,777,155
Dividends declared													19,873,000,000
Payment of cash dividend			$ 6,866,000,000	13,007,000,000
Telecom Argentina | Current currency
Cash dividends
Dividends declared				$ 28,822,000,000
Payment of cash dividend			$ 27,927,000,000
Associates
Cash dividends
Dividends received													41,000,000		$ 99,000,000
Associates | Current currency
Cash dividends
Dividends received													56,000,000		149,000,000
Ver T.V. S.A.
Cash dividends
Dividends received										$ 19,000,000					32,000,000
Dividends approved															198,000,000						$ 77,000,000
Ver T.V. S.A. | Telecom Argentina
Cash dividends
Dividends approved															97,000,000
Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends received										$ 8,000,000					$ 7,000,000
Dividends approved									$ 24,000,000		$ 24,000,000								$ 69,000,000
Teledifusora San Miguel Arcngel S.A. | Telecom Argentina
Cash dividends
Dividends approved																			$ 34,000,000
La Capital Cable S.A.
Cash dividends
Dividends received							$ 15,000,000
Dividends approved																				$ 21,000,000
Offsetting of dividends receivable with financial debt							$ 5,000,000
Cablevision S.A.
Cash dividends
Number of cash dividend distribution installments | installment						2
Dividends approved	$ 2,603,000,000					$ 1,600,000,000							2,603,000,000
Cablevision S.A. | Telecom Argentina
Cash dividends
Dividends paid					$ 4,077,790,056								$ 6,021,000,000
Dividends payable per installment						$ 800,000,000
Cablevision S.A. | Ver T.V. S.A.
Cash dividends
Dividends approved																					$ 38,000,000
Cablevision S.A. | Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends approved									12,000,000		12,000,000
Cablevision S.A. | La Capital Cable S.A.
Cash dividends
Dividends approved																				$ 10,000,000
Offsetting of dividends receivable with financial debt									$ 8,000,000
Nucleo
Cash dividends
Dividends paid	$ 182,000,000							$ 161,000,000
CV Berazategui
Cash dividends
Dividends paid											$ 6,000,000

[1]	As approved by the Company’s Board of Directors on January 31, 2018. Includes 14,711 of advanced dividends which were subsequently ratified by the General Ordinary Shareholders’ Meeting held on April 25, 2018.
[2]	As approved by the Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión held on March 30, 2017.
[3]	As approved by the General Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión held on April 20, 2016.